LEASES - Right-of-use assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Carrying amounts of right-of-use assets
Balance, beginning of year	$ 117,581	$ 83,743
Net additions and modifications, net of disposals	9,688	46,822
Amortization	(14,554)	(12,984)
Balance, end of year	$ 112,715	$ 117,581